Consolidated Statement of Cash Flows - USD ($) $ in Thousands	1 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Feb. 10, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)		$ (64,762)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation expense		30,457
Amortization of debt financing costs		193
Amortization of debt discount		18,945
Deferred income tax expense (benefit)		(1,741)
Loss on disposal of assets		624
Changes in operating assets and liabilities:
Trade receivables		46,147
Inventory		(2,129)
Prepaid expenses and other current assets		(1,914)
Other assets		569
Accounts payable		92
Accrued liabilities and other long-term liabilities		(26,277)
Net cash provided by (used in) operating activities		204
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to property and equipment		(7,982)
Net cash provided by (used in) investing activities		(7,982)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of long-term debt		(715)
Debt issuance costs		(51)
Net cash provided by (used in) financing activities		(766)
Net increase (decrease) in cash and cash equivalents		(8,544)
Cash and cash equivalents-beginning of period		249,046
Cash and cash equivalents-end of period	$ 249,046	240,502
Cash paid for:
Interest		7,436
Income taxes		12,392
Non-cash investing and financing transactions:
Payment of interest in kind on the Convertible Notes		2,932
Interest capitalized		0
Predecessor
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	(472,015)		$ 51,240	$ 22,254	$ 93,113	$ (47,617)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation expense	10,696		63,404	127,359	126,610	106,609
Amortization of debt financing costs			4,238	7,800	10,022	11,455
Amortization of debt discount			1,205	2,242	2,997	1,319
Reorganization items; debt discount and issuance costs write-off				37,129
Reorganization items	430,210
Non-cash (gain) loss on debt extinguishment			(10,814)	(10,814)	(4,409)	6,070
Accelerated deferred mobilization income				(21,508)
Deferred income tax expense (benefit)			(534)	2,122	(305)	997
Loss on disposal of assets			158	1,108	3,008	1,603
Changes in operating assets and liabilities:
Restricted cash	(1,000)				2,125	1,390
Trade receivables	(3,575)		8,561	80,903	12,399	(47,586)
Inventory	223		(340)	1,397	(10,088)	(17,860)
Prepaid expenses and other current assets	6,893		8,794	5,991	(4,660)	1,278
Other assets	941		4,101	8,549	5,275	(13,686)
Accounts payable	(14,890)		(86,701)	(154,922)	(40,580)	41,454
Accrued liabilities and other long-term liabilities	21,152		(18,653)	(17,023)	44,217	(26,550)
Net cash provided by (used in) operating activities	(21,365)		24,659	92,587	239,724	18,876
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to property and equipment	116		(17,017)	(46,490)	(35,693)	(523,781)
Proceeds from sale of property and equipment						22
Net cash provided by (used in) investing activities	116		(17,017)	(46,490)	(35,693)	(523,759)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of senior secured notes, net						775,000
Proceeds from issuance of term loan, net						344,750
Repayment of long-term debt	(7,000)		(54,605)	(67,980)	(167,561)	(1,033,874)
Distributions to VDC				(498)	(995)	(220)
Proceeds from issuance of 10% Second Lien Notes	76,125
Proceeds from (repayment of) revolving credit agreement, net				150,000	(10,000)	10,000
Debt issuance costs	(2,250)					(27,679)
Net cash provided by (used in) financing activities	66,875		(54,605)	81,522	(178,556)	67,977
Net increase (decrease) in cash and cash equivalents	45,626		(46,963)	127,619	25,475	(436,906)
Cash and cash equivalents-beginning of period	203,420	$ 249,046	75,801	75,801	50,326	487,232
Cash and cash equivalents-end of period	249,046		28,838	203,420	75,801	50,326
Cash paid for:
Interest	1,568		10,453	124,295	194,561	243,843
Income taxes	2,631		$ 32,328	50,840	27,734	21,341
Non-cash investing and financing transactions:
Note issued in acquisition of management entities				$ 61,477
Interest capitalized	$ 0					6,456
Trade-in value on equipment upgrades					$ 922	$ 831